UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                  ----------

                           TEMPLETON CHINA WORLD FUND
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 8/31
                        ------

Date of reporting period:  2/29/08
                          ---------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                FEBRUARY 29, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER      INTERNATIONAL
--------------------------------------------------------------------------------

                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                    TEMPLETON
                 CHINA WORLD FUND                     Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER .....................................................       1

SEMIANNUAL REPORT

Templeton China World Fund .............................................       3

Performance Summary ....................................................       8

Your Fund's Expenses ...................................................      11

Financial Highlights and Statement of Investments ......................      13

Financial Statements ...................................................      22

Notes to Financial Statements ..........................................      25

Shareholder Information ................................................      33

--------------------------------------------------------------------------------


Semiannual Report

Templeton China World Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Templeton China World Fund's semiannual report for the period ended February 29, 2008.

PERFORMANCE OVERVIEW

For the six months under review, Templeton China World Fund - Class A delivered a +2.24% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Golden Dragon Index, which posted a +1.76% cumulative total return for the same period. 1

Also, for comparison, the Standard & Poor's/International Finance Corporation (S&P/IFC) Investable China Index posted a +0.99% cumulative total return for the six months ended February 29, 2008. 2 In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary beginning on page 8. For example, for the 10-year period ended February 29, 2008, the Fund's Class A shares delivered a +361.76% cumulative total return, compared with the MSCI Golden Dragon Index's +118.50% cumulative total return for the same period. 3 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

1. Source: Standard & Poor's Micropal. The MSCI Golden Dragon Index is an aggregate of the MSCI Hong Kong Index, the MSCI China Free Index and the MSCI Taiwan@65% Index. The MSCI Taiwan Index has an inclusion weight at 65% of its market capitalization in the MSCI index series.

2. Source: Standard & Poor's Micropal. The S&P/IFC Investable China Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of equity securities in China.

3. Source: Standard & Poor's Micropal. Please see footnote 1 for a description of the MSCI Golden Dragon Index. As of 2/29/08, the Fund's Class A 10-year average annual total return not including the maximum sales charge was +16.53%, compared with the +8.13% 10-year average annual total return for the MSCI Golden Dragon Index.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/29/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

China                                             65.8%
Hong Kong                                         17.0%
Taiwan                                            14.8%
Cambodia                                           0.4%
Singapore                                          0.3%
Short-Term Investments & Other Net Assets          1.7%

ECONOMIC AND MARKET OVERVIEW

During the six months ended February 29, 2008, China's economic growth softened, as measured by gross domestic product (GDP). Growth moderated from 11.9% and 11.5% in the second and third quarters of 2007 to 11.2% year-over-year in the fourth quarter and rose 11.4% for the full year. 4 The inflation rate increased to 7.1% year-over-year, its highest level in more than 11 years, in January 2008, as the government continued to implement various tightening measures during the period. 4 Foreign direct investment remained robust in 2007, totaling US$74.7 billion, as low labor costs and huge consumerism potential continued to attract multinational companies to China. 5

In Hong Kong, GDP grew 6.3% year-over-year in 2007 with strong exports and consumption supporting the economy. 6 Retail sales in 2007 rose 12.8%, while exports increased 9.2% and accelerated to 15.8% year-over-year in January
2008. 6 Employment also improved with the unemployment rate falling to 3.4% for the three-month period ended January 2008, from 4.0% in 2007 and 4.8% in 2006. 6 Inflation, however, continued to rise and reached 3.2% in January, up from 2.0% in 2007. 6

The Taiwanese economy grew faster than market expectations in the fourth quarter of 2007. GDP grew 6.4% year-over-year bringing growth for 2007 to 5.7%. 7 Key drivers included the exports and manufacturing sectors. Taiwan recorded a record trade surplus of US$10 billion in the fourth quarter of 2007 as major electronics companies delivered significant profits. 7

Chinese equities started the reporting period on a positive note, with China and Hong Kong recording strong returns in September and October. However, renewed fears of a U.S. recession and its subsequent impact on Asia and in particular China, coupled with global credit concerns, led to market corrections in the greater Chinese region and eliminated most of the gains recorded earlier in the period.

4. Source: National Bureau of Statistics, China.

5. Source: Ministry of Commerce, China.

6. Source: Census and Statistics Department, Hong Kong.

7. Source: Directorate General of Budget, Accounting and Statistics, Taiwan.


4 | Semiannual Report

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. Before we make a purchase, we look at a company's price/earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

For the six months under review, the Fund's exposure to the energy, telecommunication services, and food and staples retailing sectors contributed significantly to absolute performance.8 In the energy sector, CNOOC, China's biggest offshore oil and natural gas exploration and production company, and China Shenhua Energy, the country's principal coal producer, were among the largest contributors to performance. Rising oil prices and growing demand for oil and coal in China as well as other emerging markets benefited these companies.

Fund holdings China Mobile and China Telecom were major contributors to performance in the telecommunication services sector. China Mobile is the country's largest wireless telecommunication company, while China Telecom is the country's leading fixed-line telecommunication services provider. The sector continued to benefit from a growing number of subscribers as well as anticipated restructuring plans. In the food and staples retailing sector, Hong Kong's Dairy Farm International Holdings, which operates supermarkets, drugstores, convenience stores and restaurants in Asia, was the largest contributor to performance. The stock performed well largely due to greater private consumption in the region.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in

TOP 10 EQUITY HOLDINGS
2/29/08
--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
China Mobile Ltd.                                                        11.8%
   WIRELESS TELECOMMUNICATION SERVICES,
   CHINA
--------------------------------------------------------------------------------
PetroChina Co. Ltd., H                                                    7.2%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
CNOOC Ltd., ord. & 144A                                                   6.7%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
Sinopec (China Petroleum and Chemical
Corp.), H                                                                 5.9%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
China Construction Bank Corp.,
H & 144A                                                                  5.7%
   COMMERCIAL BANKS, CHINA
--------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                                    5.1%
   FOOD & STAPLES RETAILING, HONG KONG
--------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd., H                                          5.0%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
Asustek Computer Inc.                                                     3.2%
   COMPUTERS & PERIPHERALS, TAIWAN
--------------------------------------------------------------------------------
TSMC (Taiwan Semiconductor
Manufacturing Co. Ltd.)                                                   3.0%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, TAIWAN
--------------------------------------------------------------------------------
China Telecom Corp. Ltd., H                                               2.9%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, CHINA
--------------------------------------------------------------------------------

8. The energy sector comprises oil, gas and consumable fuels in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.


                                                           Semiannual Report | 5
value, which can contribute to Fund performance. For the six months ended February 29, 2008, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Sectors that negatively impacted Fund performance during the reporting period included utilities and banks.9 The largest detractors in the utilities sector were Datang International Power Generation and Guangdong Electric Power Development. Both stocks declined in value during the period due to short-term profitability concerns resulting from high coal prices. Despite the share price declines, company fundamentals had not weakened and we believed the holdings could be favorable over the longer term for patient investors due to China's strong demand growth. In the banks sector, major commercial banks Bank of China and China Construction Bank were detractors. Both stocks fell in value due to poor market sentiment as a result of global credit and subprime concerns. However, we believed that both banks were in a strong financial position and had the potential to perform well over the longer term.

During the reporting period, we made select purchases in food products, food and staples retailing, and transportation infrastructure companies. These included a new position in China Foods, which has interests in winery, Coca-Cola bottling, packaged edible oil and confectionery businesses, and shares of Dairy Farm as well as Cosco Pacific, a dominant player in the world's container leasing business.

At the end of 2007 we sold a number of holdings that allowed the Fund to focus on stocks we considered to be more attractively valued within our investment universe, which generated funds for year-end income and capital gains distributions. We sold select positions as stocks reached sale price targets. As a result, the Fund's exposure to the commercial banks, electrical equipment and diversified telecommunication services industries fell. The Fund's exposure to Taiwan and Hong Kong-listed China H shares also fell. 10

9. The utilities sector comprises electric utilities, and independent power producers and energy traders in the SOI. The banks sector comprises commercial banks in the SOI.

10. "China H" denotes shares of China-incorporated, Hong Kong-listed companies with most businesses in China. China H shares are traded on the Hong Kong Stock Exchange.


6 | Semiannual Report

Major sales included Chinatrust Financial Holding, a Taiwanese commercial bank, and Phoenixtec Power, Taiwan's power supply systems designer and manufacturer as well as shares of China Telecom. Moreover, within the banks sector, we reduced the Fund's exposure to China Construction Bank and increased exposure to Bank of China due to what we considered more attractive valuations.

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Mark Mobius

                          Mark Mobius
                          Executive Chairman
                          Templeton Asset Management Ltd.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 2/29/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
CLASS A   (SYMBOL: TCWAX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$1.05            $40.24         $41.29
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.4126
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.5360
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.4363
---------------------------------------------------------------------------------------------------
      TOTAL                                $2.3849
---------------------------------------------------------------------------------------------------
CLASS B   (SYMBOL: TCWBX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$0.97            $39.98         $40.95
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.1521
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.5360
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.4363
---------------------------------------------------------------------------------------------------
      TOTAL                                $2.1244
---------------------------------------------------------------------------------------------------
CLASS C   (SYMBOL: TCWCX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$0.99            $39.80         $40.79
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.1763
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.5360
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.4363
---------------------------------------------------------------------------------------------------
      TOTAL                                $2.1486
---------------------------------------------------------------------------------------------------
ADVISOR CLASS   (SYMBOL: TACWX)                            CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$1.09            $40.46         $41.55
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.5399
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.5360
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.4363
---------------------------------------------------------------------------------------------------
      TOTAL                                $2.5122
---------------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------------------
CLASS A                                            6-MONTH          1-YEAR     5-YEAR      10-YEAR
----------------------------------------------------------------------------------------------------
Cumulative Total Return 2                            +2.24%          +35.77%   +285.26%     +361.76%
----------------------------------------------------------------------------------------------------
Average Annual Total Return 3                        -3.64%          +27.96%    +29.42%      +15.84%
----------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                      $ 9,636          $12,796    $36,311      $43,521
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 5                                   +13.01%    +27.06%      +14.82%
----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6                        2.04%
----------------------------------------------------------------------------------------------------
CLASS B                                            6-MONTH          1-YEAR     5-YEAR      10-YEAR
----------------------------------------------------------------------------------------------------
Cumulative Total Return 2                            +1.90%          +34.85%   +272.75%     +337.00%
----------------------------------------------------------------------------------------------------
Average Annual Total Return 3                        -2.01%          +30.85%    +29.96%      +15.89%
----------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                      $ 9,799          $13,085    $37,075      $43,700
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 5                                   +15.15%    +27.58%      +14.86%
----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6                        2.69%
----------------------------------------------------------------------------------------------------
CLASS C                                            6-MONTH          1-YEAR     5-YEAR      10-YEAR
----------------------------------------------------------------------------------------------------
Cumulative Total Return 2                            +1.93%          +34.90%   +273.14%     +331.67%
----------------------------------------------------------------------------------------------------
Average Annual Total Return 3                        +0.95%          +33.90%    +30.13%      +15.75%
----------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                      $10,095          $13,390    $37,314      $43,167
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 5                                   +18.12%    +27.75%      +14.72%
----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6                        2.68%
----------------------------------------------------------------------------------------------------
ADVISOR CLASS                                      6-MONTH          1-YEAR     5-YEAR      10-YEAR
----------------------------------------------------------------------------------------------------
Cumulative Total Return 2                            +2.42%          +36.22%   +292.16%     +379.06%
----------------------------------------------------------------------------------------------------
Average Annual Total Return 3                        +2.42%          +36.22%    +31.43%      +16.96%
----------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                      $10,242          $13,622    $39,216      $47,906
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 5                                   +20.32%    +29.03%      +15.92%
----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6                        1.69%
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

THE GOVERNMENT'S PARTICIPATION IN THE ECONOMY IS STILL HIGH AND, THEREFORE, TEMPLETON CHINA WORLD FUND'S INVESTMENTS IN CHINA WILL BE SUBJECT TO LARGER REGULATORY RISK LEVELS COMPARED TO MANY OTHER COUNTRIES. IN ADDITION, SPECIAL RISKS ARE ASSOCIATED WITH INTERNATIONAL INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. ALSO, AS A NONDIVERSIFIED FUND INVESTING IN CHINA COMPANIES, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND MAY ALSO EXPERIENCE GREATER VOLATILITY THAN A FUND THAT IS MORE BROADLY DIVERSIFIED GEOGRAPHICALLY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. Effective after the close of business on 8/8/03, Templeton China World Fund, Inc. (Closed-End Fund), was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund's performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On 8/11/03, the Fund began offering Class A, B and C shares. For periods prior to 8/11/03, performance quotations are based upon the Closed-End Fund's performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class's current, applicable, maximum sales charge and Rule 12b-1 fees. Beginning on 8/11/03, actual class performance is used reflecting all charges, fees and expenses applicable to the Fund and each class.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.


10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                               VALUE 9/1/07       VALUE 2/29/08    PERIOD* 9/1/07-2/29/08
----------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000           $1,022.40              $10.06
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000           $1,014.92              $10.02
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000           $1,019.00              $13.30
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000           $1,011.69              $13.25
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000           $1,019.30              $13.25
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000           $1,011.74              $13.20
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000           $1,024.20              $ 8.30
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000           $1,016.66              $ 8.27
----------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 2.00%; B: 2.65%; C: 2.64%; and Advisor: 1.65%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


12 | Semiannual Report

Templeton China World Fund

FINANCIAL HIGHLIGHTS

                                                   ---------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   FEBRUARY 29, 2008                      YEAR ENDED AUGUST 31,
CLASS A                                               (UNAUDITED)         2007         2006         2005       2004        2003 h
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............     $    41.29      $  25.76     $  21.67     $  17.97     $ 14.89       $14.30
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............          (0.08)         0.37         0.29         0.43        0.21         0.12
   Net realized and unrealized gains (losses) ...           1.41         15.42         4.12         3.46        3.24         0.40
                                                   ---------------------------------------------------------------------------------
Total from investment operations ................           1.33         15.79         4.41         3.89        3.45         0.52
                                                   ---------------------------------------------------------------------------------
Less distributions from:
   Net investment income ........................          (0.41)        (0.26)       (0.32)       (0.19)      (0.40)          --
   Net realized gains ...........................          (1.97)           --           --           --          --           --
                                                   ---------------------------------------------------------------------------------
Total distributions .............................          (2.38)        (0.26)       (0.32)       (0.19)      (0.40)          --
                                                   ---------------------------------------------------------------------------------
Redemption fees .................................             -- e          -- e         -- e         -- e      0.03         0.07
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ..................     $    40.24      $  41.29     $  25.76     $  21.67     $ 17.97       $14.89
                                                   =================================================================================

Total return c ..................................           2.24%        61.87%       20.65%       21.85%      23.80%        4.13%

RATIOS TO AVERAGE NET ASSETS d
Expenses ........................................           2.00% f       2.04% f      2.06% f      2.08% f     2.14% f,g    3.03% i
Net investment income (loss) ....................          (0.31)%        1.13%        1.10%        1.86%       1.09%       38.74% i

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............     $  527,609      $519,266     $262,346     $111,193     $43,179       $3,166
Portfolio turnover rate .........................           6.67%        22.05%       12.96%        9.66%      30.82%       19.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less then one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g Ratio of expenses to average net assets, excluding payments by affiliate, was 2.30%.

h For the period August 11, 2003 (effective date) to August 31, 2003.

i Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Templeton China World Fund

                                                    --------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                    FEBRUARY 29, 2008                      YEAR ENDED AUGUST 31,
CLASS B                                                (UNAUDITED)         2007        2006         2005         2004      2003 h
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $    40.95      $  25.53     $  21.47     $  17.84     $ 14.88      $14.30
                                                    --------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ................          (0.21)         0.12         0.08         0.24        0.16        0.08
   Net realized and unrealized gains (losses) ....           1.36         15.36         4.15         3.51        3.16        0.43
                                                    --------------------------------------------------------------------------------
Total from investment operations .................           1.15         15.48         4.23         3.75        3.32        0.51
                                                    --------------------------------------------------------------------------------
Less distributions from:
   Net investment income .........................          (0.15)        (0.06)       (0.17)       (0.12)      (0.39)         --
   Net realized gains ............................          (1.97)           --           --           --          --          --
                                                    --------------------------------------------------------------------------------
Total distributions ..............................          (2.12)        (0.06)       (0.17)       (0.12)      (0.39)         --
                                                    --------------------------------------------------------------------------------
Redemption fees ..................................             -- e          -- e         -- e         -- e      0.03        0.07
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ...................     $    39.98      $  40.95     $  25.53     $  21.47     $ 17.84      $14.88
                                                    ================================================================================

Total return c ...................................           1.90%        60.79%       19.87%       21.12%      22.95%       4.06%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................           2.65% f       2.69% f      2.70% f      2.73% f     2.79% f,g   3.68% i
Net investment income (loss) .....................          (0.96)%        0.48%        0.46%        1.21%       0.44%      38.09% i

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $   18,872      $ 20,066     $ 15,269     $ 12,264     $ 8,630      $  362
Portfolio turnover rate ..........................           6.67%        22.05%       12.96%        9.66%      30.82%      19.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less then one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g Ratio of expenses to average net assets, excluding payments by affiliate, was 2.95%.

h For the period August 11, 2003 (effective date) to August 31, 2003.

i Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton China World Fund

                                                    --------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                    FEBRUARY 29, 2008                      YEAR ENDED AUGUST 31,
CLASS C                                                (UNAUDITED)         2007         2006         2005        2004      2003 h
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $    40.79      $  25.48     $  21.49     $  17.85     $ 14.88      $14.30
                                                    --------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ................          (0.21)         0.15         0.13         0.29        0.12        0.11
   Net realized and unrealized gains (losses) ....           1.37         15.28         4.10         3.46        3.21        0.40
                                                    --------------------------------------------------------------------------------
Total from investment operations .................           1.16         15.43         4.23         3.75        3.33        0.51
                                                    --------------------------------------------------------------------------------
Less distributions from:
   Net investment income .........................          (0.18)        (0.12)       (0.24)       (0.11)      (0.39)         --
   Net realized gains ............................          (1.97)           --           --           --          --          --
                                                    --------------------------------------------------------------------------------
Total distributions ..............................          (2.15)        (0.12)       (0.24)       (0.11)      (0.39)         --
                                                    --------------------------------------------------------------------------------
Redemption fees ..................................             -- e          -- e         -- e         -- e      0.03        0.07
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ...................     $    39.80      $  40.79     $  25.48     $  21.49     $ 17.85      $14.88
                                                    ================================================================================

Total return c ...................................           1.93%        60.79%       19.91%       21.10%      23.02%       4.06%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................           2.64% f       2.68% f      2.71% f      2.68% f     2.75% f,g   3.68% i
Net investment income (loss) .....................          (0.95)%        0.49%        0.45%        1.26%       0.48%      38.09% i

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $  198,668      $199,551     $107,886     $ 45,738     $20,603      $  652
Portfolio turnover rate ..........................           6.67%        22.05%       12.96%        9.66%      30.82%      19.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less then one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g Ratio of expenses to average net assets, excluding payments by affiliate, was 2.91%.

h For the period August 11, 2003 (effective date) to August 31, 2003.

i Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton China World Fund

                                                 -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2008                       YEAR ENDED AUGUST 31,
ADVISOR CLASS                                       (UNAUDITED)         2007         2006         2005         2004        2003 h
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $    41.55      $  25.93     $  21.78     $  18.03     $  14.90      $  10.64
                                                 -----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................          0.02          0.47         0.33         0.42         0.24          0.43
   Net realized and unrealized gains (losses) ..          1.40         15.52         4.18         3.56         3.27          4.08
                                                 -----------------------------------------------------------------------------------
Total from investment operations ...............          1.42         15.99         4.51         3.98         3.51          4.51
                                                 -----------------------------------------------------------------------------------
Less distributions from:
   Net investment income .......................         (0.54)        (0.37)       (0.36)       (0.23)       (0.41)        (0.32)
   Net realized gains ..........................         (1.97)           --           --           --           --            --
                                                 -----------------------------------------------------------------------------------
Total distributions ............................         (2.51)        (0.37)       (0.36)       (0.23)       (0.41)        (0.32)
                                                 -----------------------------------------------------------------------------------
Redemption fees ................................            -- e          -- e         -- e         -- e       0.03          0.07
                                                 -----------------------------------------------------------------------------------
Net asset value, end of period .................    $    40.46      $  41.55     $  25.93     $  21.78     $  18.03      $  14.90
                                                 ===================================================================================

Total return c .................................          2.42%        62.38%       21.08%       22.31%       24.21%        43.95%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................          1.65% f       1.69% f      1.71% f      1.73% f      1.79% f,g     2.10% g
Net investment income ..........................          0.04%         1.48%        1.45%        2.21%        1.44%         3.66%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............    $  338,162      $375,738     $245,331     $190,844     $161,599      $181,913
Portfolio turnover rate ........................          6.67%        22.05%       12.96%        9.66%       30.82%        19.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less then one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g Ratios of expenses to average net assets, excluding payments by affiliate for the years ended August 31, 2003 and 2004, were 2.63% and 1.95%, respectively.

h On August 8, 2003, the Fund converted from a closed-end fund to an open-end fund whereby the shares of the closed-end fund were exchanged for Advisor Class shares. Based on historical information, the information included is for operation of the Fund as a closed-end fund, and does not reflect expenses applicable to an open-end fund.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY              SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 98.3%
    AIR FREIGHT & LOGISTICS 0.0% a
    Sinotrans Ltd., H ........................................................       China              1,238,000   $       394,579
                                                                                                                    ----------------
    AUTO COMPONENTS 1.4%
    Cheng Shin Rubber Industry Co. Ltd. ......................................       Taiwan             5,679,499        10,728,861
    Norstar Founders Group Ltd. ..............................................     Hong Kong           15,182,000         4,624,227
                                                                                                                    ----------------
                                                                                                                         15,353,088
                                                                                                                    ----------------
    AUTOMOBILES 2.2%
  b Brilliance China Automotive Holdings Ltd. ................................       China              7,580,000         1,529,434
    China Motor Corp. ........................................................       Taiwan             2,576,948         1,967,200
    Dongfeng Motor Corp., H ..................................................       China             26,316,000        16,436,825
    Great Wall Motor Co. Ltd., H .............................................       China              2,168,500         2,552,799
    Jiangling Motors Corp. Ltd., B ...........................................       China                834,210         1,059,239
                                                                                                                    ----------------
                                                                                                                         23,545,497
                                                                                                                    ----------------
    COMMERCIAL BANKS 10.6%
    Bank of China Ltd., H ....................................................       China             23,700,000        10,173,177
  c Bank of China Ltd., H, 144A ..............................................       China             41,306,000        17,730,517
    China Construction Bank Corp., H .........................................       China             79,786,000        62,036,010
    Industrial and Commercial Bank of China, H ...............................       China             12,691,000         9,035,817
  c Industrial and Commercial Bank of China, H, 144A .........................       China             22,778,000        16,217,621
                                                                                                                    ----------------
                                                                                                                        115,193,142
                                                                                                                    ----------------
    COMMUNICATIONS EQUIPMENT 0.6%
    D-Link Corp. .............................................................       Taiwan               922,880         1,477,682
    ZTE Corp., H .............................................................       China                904,000         5,018,963
                                                                                                                    ----------------
                                                                                                                          6,496,645
                                                                                                                    ----------------
    COMPUTERS & PERIPHERALS 4.5%
    Acer Inc. ................................................................       Taiwan             3,195,787         5,964,642
    Asustek Computer Inc. ....................................................       Taiwan            12,302,275        34,541,079
    Compal Electronics Inc. ..................................................       Taiwan             2,923,545         2,676,252
    Lite-On IT Corp. .........................................................       Taiwan             6,201,748         5,135,525
                                                                                                                    ----------------
                                                                                                                         48,317,498
                                                                                                                    ----------------
    CONSTRUCTION & ENGINEERING 0.1%
    Baoye Group Co. Ltd., H ..................................................       China              1,206,000           991,948
                                                                                                                    ----------------
    DISTRIBUTORS 1.7%
    China Resources Enterprise Ltd. ..........................................     Hong Kong            5,108,000        18,545,184
    Dah Chong Hong Holdings Ltd. .............................................     Hong Kong               63,563            21,811
  c Dah Chong Hong Holdings Ltd., 144A .......................................     Hong Kong              502,000           172,257
                                                                                                                    ----------------
                                                                                                                         18,739,252
                                                                                                                    ----------------


                                                          Semiannual Report | 17

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY              SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    DIVERSIFIED TELECOMMUNICATION SERVICES 3.6%
    China Netcom Group Corp. (Hong Kong) Ltd. ................................       China              2,146,000   $     6,798,427
    China Telecom Corp. Ltd., H ..............................................       China             41,705,833        31,891,545
                                                                                                                    ----------------
                                                                                                                         38,689,972
                                                                                                                    ----------------
    ELECTRIC UTILITIES 2.5%
    Cheung Kong Infrastructure Holdings Ltd. .................................     Hong Kong            6,669,548        26,657,449
                                                                                                                    ----------------
    ELECTRICAL EQUIPMENT 0.9%
    BYD Co. Ltd., H ..........................................................       China              3,484,600         6,601,037
    Wasion Meters Group Ltd. .................................................     Hong Kong            2,172,000         1,166,804
  c Wasion Meters Group Ltd., 144A ...........................................     Hong Kong            3,884,000         2,086,495
                                                                                                                    ----------------
                                                                                                                          9,854,336
                                                                                                                    ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 3.8%
    AU Optronics Corp. .......................................................       Taiwan             7,039,956        13,822,589
    Delta Electronics Inc. ...................................................       Taiwan               900,397         2,600,855
    Synnex Technology International Corp. ....................................       Taiwan             9,304,064        23,534,783
    Yorkey Optical International Cayman Ltd. .................................       China              6,819,000         1,463,521
                                                                                                                    ----------------
                                                                                                                         41,421,748
                                                                                                                    ----------------
    ENERGY EQUIPMENT & SERVICES 0.1%
    Anhui Tianda Oil Pipe Co. Ltd., H ........................................       China              1,030,000           520,225
                                                                                                                    ----------------
    FOOD & STAPLES RETAILING 5.9%
    Dairy Farm International Holdings Ltd. ...................................     Hong Kong           11,326,776        55,274,667
    President Chain Store Corp. ..............................................       Taiwan             2,560,088         8,819,323
                                                                                                                    ----------------
                                                                                                                         64,093,990
                                                                                                                    ----------------
    FOOD PRODUCTS 1.2%
  b China Foods Ltd. .........................................................       China              7,378,000         4,579,811
    People's Food Holdings Ltd. ..............................................       China              3,602,000         2,788,645
    Uni-President Enterprises Corp. ..........................................       Taiwan             1,255,167         1,855,447
    Xiwang Sugar Holdings Co. Ltd. ...........................................     Hong Kong            8,774,000         4,093,229
                                                                                                                    ----------------
                                                                                                                         13,317,132
                                                                                                                    ----------------
    HOTELS, RESTAURANTS & LEISURE 0.4%
    NagaCorp Ltd. ............................................................     Cambodia            16,609,000         4,738,690
                                                                                                                    ----------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.8%
    Datang International Power Generation Co. Ltd., H ........................       China             22,334,640        15,385,285
    Guangdong Electric Power Development Co. Ltd., B .........................       China             11,628,220         7,502,029
    Huadian Power International Corp. Ltd., H ................................       China              4,180,000         1,434,331
    Huaneng Power International Inc., H ......................................       China              7,296,776         6,114,211
                                                                                                                    ----------------
                                                                                                                         30,435,856
                                                                                                                    ----------------


18 | Semiannual Report

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY              SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    INDUSTRIAL CONGLOMERATES 2.9%
    Citic Pacific Ltd. .......................................................     Hong Kong            1,589,092   $     8,771,503
    Hutchison Whampoa Ltd. ...................................................     Hong Kong              224,000         2,136,061
    Shanghai Industrial Holdings Ltd. ........................................       China              4,944,253        20,492,371
                                                                                                                    ----------------
                                                                                                                         31,399,935
                                                                                                                    ----------------
    INSURANCE 0.2%
    China Life Insurance Co. Ltd., H .........................................       China                565,000         2,283,657
                                                                                                                    ----------------
    IT SERVICES 0.1%
    Travelsky Technology Ltd., H .............................................       China                870,000           737,947
                                                                                                                    ----------------
    MACHINERY 1.2%
    China Infrastructure Machinery Holdings Ltd. .............................     Hong Kong            1,536,000         2,439,897
    China International Marine Containers (Group) Co. Ltd., B ................       China              5,972,080        10,745,223
                                                                                                                    ----------------
                                                                                                                         13,185,120
                                                                                                                    ----------------
    MEDIA 0.1%
    Next Media Ltd. ..........................................................     Hong Kong              268,000           104,361
  c Next Media Ltd., 144A ....................................................     Hong Kong            3,510,000         1,366,821
                                                                                                                    ----------------
                                                                                                                          1,471,182
                                                                                                                    ----------------
    OFFICE ELECTRONICS 0.1%
    Kinpo Electronics Inc. ...................................................       Taiwan             2,881,570           974,039
                                                                                                                    ----------------
    OIL, GAS & CONSUMABLE FUELS 27.3%
    China Petroleum and Chemical Corp., H ....................................       China             56,549,395        64,318,073
    China Shenhua Energy Co. Ltd., H .........................................       China             10,419,500        54,634,735
    CNOOC Ltd. ...............................................................       China             41,243,000        71,131,924
  c CNOOC Ltd., 144A .........................................................       China                978,000         1,686,760
    PetroChina Co. Ltd., H ...................................................       China             51,061,903        77,698,117
    Yanzhou Coal Mining Co. Ltd., H ..........................................       China             15,550,000        26,379,473
                                                                                                                    ----------------
                                                                                                                        295,849,082
                                                                                                                    ----------------
    PAPER & FOREST PRODUCTS 0.4%
    Nine Dragons Paper Holdings Ltd. .........................................       China              1,932,000         3,476,138
    Shandong Chenming Paper Holdings Ltd., B .................................       China                717,200           744,755
                                                                                                                    ----------------
                                                                                                                          4,220,893
                                                                                                                    ----------------
    PHARMACEUTICALS 0.2%
    Tong Ren Tang Technologies Co. Ltd., H ...................................       China              1,349,000         2,208,733
                                                                                                                    ----------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 1.9%
    Cheung Kong (Holdings) Ltd. ..............................................     Hong Kong            1,134,690        17,353,456
  b Soho China Ltd. ..........................................................       China              2,364,000         1,865,424
b,c Soho China Ltd., 144A ....................................................       China                712,000           561,837
  b SPG Land Holdings Ltd. ...................................................       China                949,000           556,151
                                                                                                                    ----------------
                                                                                                                         20,336,868
                                                                                                                    ----------------


                                                          Semiannual Report | 19

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY          SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.4%
    MediaTek Inc. ............................................................       Taiwan               433,000   $     4,986,188
    Novatek Microelectronics Corp. Ltd. ......................................       Taiwan             1,676,895         6,047,996
  b Semiconductor Manufacturing International Corp. ..........................       China             41,952,000         3,396,683
    Taiwan Semiconductor Manufacturing Co. Ltd. ..............................       Taiwan            16,437,442        32,752,593
                                                                                                                    ----------------
                                                                                                                         47,183,460
                                                                                                                    ----------------
    SPECIALTY RETAIL 0.4%
    GOME Electrical Appliances Holdings Ltd. .................................     Hong Kong              654,000         1,462,476
    I.T. Ltd. ................................................................     Hong Kong            6,312,000         1,938,772
    Sa Sa International Holdings Ltd. ........................................     Hong Kong            2,760,000         1,191,818
                                                                                                                    ----------------
                                                                                                                          4,593,066
                                                                                                                    ----------------
    TEXTILES, APPAREL & LUXURY GOODS 0.5%
    Tack Fat Group International Ltd. ........................................     Hong Kong            8,352,000           955,305
    Victory City International Holdings Ltd. .................................     Hong Kong            5,724,015         1,669,892
    Weiqiao Textile Co. Ltd., H ..............................................       China              2,146,500         3,012,419
                                                                                                                    ----------------
                                                                                                                          5,637,616
                                                                                                                    ----------------
    TRANSPORTATION INFRASTRUCTURE 4.2%
    Cosco Pacific Ltd. .......................................................       China              5,335,449        11,766,575
    Hopewell Holdings Ltd. ...................................................     Hong Kong            6,526,000        30,277,225
  c Rickmers Maritime, 144A ..................................................     Singapore            4,523,000         3,501,677
                                                                                                                    ----------------
                                                                                                                         45,545,477
                                                                                                                    ----------------
    WIRELESS TELECOMMUNICATION SERVICES 12.1%
    China Mobile Ltd. ........................................................       China              8,298,270       127,976,610
    Taiwan Mobile Co. Ltd. ...................................................       Taiwan             1,720,687         2,916,513
                                                                                                                    ----------------
                                                                                                                        130,893,123
                                                                                                                    ----------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
      (COST $585,044,384) ....................................................                                        1,065,281,245
                                                                                                                    ----------------


20 | Semiannual Report

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $2,247,625) 0.2%
    U.S. GOVERNMENT AND AGENCY SECURITY 0.2%
  d FHLB, 3/03/08 ............................................................   United States     $ 2,248,000      $     2,247,625
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $587,292,009) 98.5% ..............................                                        1,067,528,870
    OTHER ASSETS, LESS LIABILITIES 1.5% ......................................                                           15,781,530
                                                                                                                    ----------------
    NET ASSETS 100.0% ........................................................                                      $ 1,083,310,400
                                                                                                                    ================

SELECTED PORTFOLIO ABBREVIATION

FHLB - Federal Home Loan Bank

a Rounds to less than 0.1% of net assets.

b Non-income producing for the twelve months ended February 29, 2008.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 29, 2008, the aggregate value of these securities was $43,323,985, representing 4.00% of net assets.

d The security is traded on a discount basis with no stated coupon rate.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Templeton China World Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2008 (unaudited)

Assets:
   Investments in securities:
     Cost ....................................................................    $  587,292,009
                                                                                  ===============
     Value ...................................................................    $1,067,528,870
   Cash ......................................................................             1,428
   Foreign currency, at value (cost $10,168) .................................            10,166
   Receivables:
     Investment securities sold ..............................................        19,045,686
     Capital shares sold .....................................................         1,994,689
     Dividends and interest ..................................................           225,056
                                                                                  ---------------
       Total assets ..........................................................     1,088,805,895
                                                                                  ---------------
Liabilities:
   Payables:
     Capital shares redeemed .................................................         3,571,831
     Affiliates ..............................................................         1,628,967
   Accrued expenses and other liabilities ....................................           294,697
                                                                                  ---------------
       Total liabilities .....................................................         5,495,495
                                                                                  ---------------
         Net assets, at value ................................................    $1,083,310,400
                                                                                  ===============
Net assets consist of:
   Paid-in capital ...........................................................    $  562,321,178
   Distributions in excess of net investment income ..........................        (4,610,232)
   Net unrealized appreciation (depreciation) ................................       480,222,496
   Accumulated net realized gain (loss) ......................................        45,376,958
                                                                                  ===============
         Net assets, at value ................................................    $1,083,310,400
                                                                                  ===============
CLASS A:
   Net assets, at value ......................................................    $  527,608,876
                                                                                  ===============
   Shares outstanding ........................................................        13,112,467
                                                                                  ===============
   Net asset value per share a ...............................................    $        40.24
                                                                                  ===============
   Maximum offering price per share (net asset value per share / 94.25%) .....    $        42.69
                                                                                  ===============
CLASS B:
   Net assets, at value ......................................................    $   18,871,892
                                                                                  ===============
   Shares outstanding ........................................................           472,012
                                                                                  ===============
   Net asset value and maximum offering price per share a ....................    $        39.98
                                                                                  ===============
CLASS C:
   Net assets, at value ......................................................    $  198,667,929
                                                                                  ===============
   Shares outstanding ........................................................         4,991,976
                                                                                  ===============
   Net asset value and maximum offering price per share a ....................    $        39.80
                                                                                  ===============
ADVISOR CLASS:
   Net assets, at value ......................................................    $  338,161,703
                                                                                  ===============
   Shares outstanding ........................................................         8,357,660
                                                                                  ===============
   Net asset value and maximum offering price per share a ....................    $        40.46
                                                                                  ===============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton China World Fund

STATEMENT OF OPERATIONS
for the six months ended February 29, 2008 (unaudited)

Investment income:
   Dividends (net of foreign taxes of $160,010) ..................................  $  9,897,285
   Interest (net of foreign taxes of $65) ........................................       323,082
                                                                                    -------------
       Total investment income ...................................................    10,220,367
                                                                                    -------------
Expenses:
   Management fees (Note 3a) .....................................................     7,599,530
   Administrative fees (Note 3b) .................................................     1,206,753
   Distribution fees (Note 3c)
     Class A .....................................................................     1,020,847
     Class B .....................................................................       108,158
     Class C .....................................................................     1,096,552
   Transfer agent fees (Note 3e) .................................................       676,086
   Custodian fees (Note 4) .......................................................       290,596
   Reports to shareholders .......................................................        70,156
   Registration and filing fees ..................................................        66,700
   Professional fees .............................................................        26,633
   Trustees' fees and expenses ...................................................        35,845
   Other .........................................................................        13,363
                                                                                    -------------
       Total expenses ............................................................    12,211,219
       Expense reductions (Note 4) ...............................................        (4,737)
                                                                                    -------------
         Net expenses ............................................................    12,206,482
                                                                                    -------------
           Net investment income (loss) ..........................................    (1,986,115)
                                                                                    -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
     Investments .................................................................    54,444,879
     Foreign currency transactions ...............................................       (34,488)
                                                                                    -------------
       Net realized gain (loss) ..................................................    54,410,391
                                                                                    -------------
   Net change in unrealized appreciation (depreciation) on:
     Investments .................................................................   (25,216,318)
     Translation of assets and liabilities denominated in foreign currencies .....        (8,855)
                                                                                    -------------
       Net change in unrealized appreciation (depreciation) ......................   (25,225,173)
                                                                                    -------------
Net realized and unrealized gain (loss) ..........................................    29,185,218
                                                                                    -------------
Net increase (decrease) in net assets resulting from operations ..................  $ 27,199,103
                                                                                    =============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Templeton China World Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                ------------------------------------
                                                                                                SIX MONTHS ENDED
                                                                                                FEBRUARY 29, 2008      YEAR ENDED
                                                                                                   (UNAUDITED)      AUGUST 31, 2007
                                                                                                ------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income (loss) ...........................................................   $      (1,986,115)  $     9,726,160
     Net realized gain (loss) from investments and foreign currency transactions ............          54,410,391        56,667,283
     Net change in unrealized appreciation (depreciation) on investments and translation
       of assets and liabilities denominated in foreign currencies ..........................         (25,225,173)      350,219,007
                                                                                                ------------------------------------
         Net increase (decrease) in net assets resulting from operations ....................          27,199,103       416,612,450
                                                                                                ------------------------------------
   Distributions to shareholders from:
     Net investment income:
       Class A ..............................................................................          (5,528,823)       (2,804,164)
       Class B ..............................................................................             (77,956)          (35,884)
       Class C ..............................................................................            (901,140)         (513,958)
       Advisor Class ........................................................................          (4,748,900)       (3,495,617)
     Net realized gains:
       Class A ..............................................................................         (26,369,185)               --
       Class B ..............................................................................          (1,002,876)               --
       Class C ..............................................................................         (10,118,327)               --
       Advisor Class ........................................................................         (17,480,653)               --
                                                                                                ------------------------------------
   Total distributions to shareholders ......................................................         (66,227,860)       (6,849,623)
                                                                                                ------------------------------------
   Capital share transactions: (Note 2)
       Class A ..............................................................................          31,043,952        72,755,259
       Class B ..............................................................................            (494,886)       (3,545,964)
       Class C ..............................................................................           7,387,877        19,220,921
       Advisor Class ........................................................................         (30,238,909)      (14,417,335)
                                                                                                ------------------------------------
   Total capital share transactions .........................................................           7,698,034        74,012,881
                                                                                                ------------------------------------

   Redemption fees ..........................................................................              20,695            12,710
                                                                                                ------------------------------------
         Net increase (decrease) in net assets ..............................................         (31,310,028)      483,788,418
Net assets:
   Beginning of period ......................................................................       1,114,620,428       630,832,010
                                                                                                ------------------------------------
   End of period ............................................................................   $   1,083,310,400   $ 1,114,620,428
                                                                                                ====================================
Undistributed net investment income (distributions in excess of net investment income)
   included in net assets:
     End of period ..........................................................................   $      (4,610,232)  $     8,632,702
                                                                                                ====================================


24 | The accompanying notes are an integral part of these financial  statements.
   | Semiannual Report

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository


                                                          Semiannual Report | 25

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


26 | Semiannual Report

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


                                                          Semiannual Report | 27

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                        -----------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED
                                              FEBRUARY 29, 2008                   AUGUST 31, 2007
                                        -----------------------------------------------------------------
                                          SHARES          AMOUNT              SHARES          AMOUNT
                                        -----------------------------------------------------------------
CLASS A SHARES:
   Shares sold .....................     3,361,993    $  151,675,080         6,605,473    $  213,342,599
   Shares issued in reinvestment
      of distributions .............       581,013        28,290,960            87,168         2,378,777
   Shares redeemed .................    (3,406,340)     (148,922,088)       (4,299,672)     (142,966,117)
                                        -----------------------------------------------------------------
   Net increase (decrease) .........       536,666    $   31,043,952         2,392,969    $   72,755,259
                                        =================================================================
CLASS B SHARES:
   Shares sold .....................        57,308    $    2,626,820            84,995    $    2,713,074
   Shares issued in reinvestment
      of distributions .............        19,606           953,654             1,165            31,211
   Shares redeemed .................       (94,905)       (4,075,360)         (194,230)       (6,290,249)
                                        -----------------------------------------------------------------
   Net increase (decrease) .........       (17,991)   $     (494,886)         (108,070)   $   (3,545,964)
                                        =================================================================
CLASS C SHARES:
   Shares sold .....................       965,097    $   43,243,623         2,108,543    $   66,851,170
   Shares issued in reinvestment
      of distributions .............       181,328         8,773,549            14,909           397,615
   Shares redeemed .................    (1,046,670)      (44,629,295)       (1,464,903)      (48,027,864)
                                        -----------------------------------------------------------------
   Net increase (decrease) .........        99,755    $    7,387,877           658,549    $   19,220,921
                                        =================================================================
ADVISOR CLASS SHARES:
   Shares sold .....................       386,397    $   16,912,973           966,016    $   32,450,505
   Shares issued in reinvestment
      of distributions .............       233,133        11,397,752            56,101         1,551,552
   Shares redeemed .................    (1,305,648)      (58,549,634)       (1,440,225)      (48,419,392)
                                        -----------------------------------------------------------------
   Net increase (decrease) .........      (686,118)   $  (30,238,909)         (418,108)   $  (14,417,335)
                                        =================================================================


28 | Semiannual Report

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
------------------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)                           Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

----------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
----------------------------------------------------------------------------
       1.250%          Up to and including $1 billion
       1.200%          Over $1 billion, up to and including $5 billion
       1.150%          Over $5 billion, up to and including $10 billion
       1.100%          Over $10 billion, up to and including $15 billion
       1.050%          Over $15 billion, up to and including $20 billion
       1.000%          In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A ...............................................................    0.35%
Class B ...............................................................    1.00%
Class C ...............................................................    1.00%

The Board of Trustees has agreed to limit the current rate to 0.30% per year for Class A shares for the period March 1, 2008 through January 31, 2009.


                                                          Semiannual Report | 29

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ..................................................   $408,014
Contingent deferred sales charges retained .........................   $ 69,051

E. TRANSFER AGENT FEES

For the period ended February 29, 2008, the Fund paid transfer agent fees of $676,086, of which $387,450 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 29, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2007, the Fund deferred realized currency losses of $83,567.

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $587,915,372
                                                                   =============

Unrealized appreciation ........................................   $506,362,251
Unrealized depreciation ........................................    (26,748,753)
                                                                   -------------
Net unrealized appreciation (depreciation) .....................   $479,613,498
                                                                   =============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.


30 | Semiannual Report

Templeton China World Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2008, aggregated $79,932,042 and $127,116,492, respectively.

7. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities. At February 29, 2008, the Fund had 65.8%, 17.0%, and 14.8% of its net assets invested in China, Hong Kong, and Taiwan, respectively.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously.


                                                          Semiannual Report | 31

Templeton China World Fund

8. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on February 29, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of August 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


32 | Semiannual Report

Templeton China World Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 33

GOF P-5                  SUPPLEMENT DATED MARCH 1, 2008
                      TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FRANKLIN CALIFORNIA TAX-FREE TRUST

Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN GLOBAL TRUST

Franklin Global Real Estate Fund

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST

Franklin High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST

Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST

Franklin Rising Dividends Fund

FRANKLIN MUNICIPAL SECURITIES TRUST

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.

Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN REAL ESTATE SECURITIES TRUST

Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES

Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund
Franklin Strategic Income Fund
Franklin Technology Fund

FRANKLIN TAX-FREE TRUST

Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives Allocation Fund

FRANKLIN TEMPLETON GLOBAL TRUST

Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN VALUE INVESTORS TRUST

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS

Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton BRIC Fund
Templeton Emerging Markets Small Cap Fund
Templeton Income Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST

Templeton Global Bond Fund
Templeton International Bond Fund

The prospectus is revised as follows:

1. Effective October 1, 2008, for all funds that are offered with an initial sales charge, the cumulative quantity discount and letter of intent portion of the "Sales Charge Reductions and Waivers" section is amended to read:

      1. CUMULATIVE QUANTITY DISCOUNT - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

      Cumulative quantity discount eligible shares are Franklin Templeton Fund shares registered to (or held by a financial intermediary for):

      o     You, individually;

      o Your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21 (each a "Family Member");


Not part of the semiannual report

      o     You jointly with one or more Family Members;

      o You jointly with another person(s) who is(are) not Family Members if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person's separate investments in Franklin Templeton fund shares;

      o A trustee/custodian of a Coverdell Education Savings account for which you or a Family Member is the identified responsible person;

      o A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered/recorded under yours or a Family Member's Social Security number

      o A 529 college savings plan over which you or a Family Member has investment discretion and control;

      o Any entity over which you or a Family Member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a Family Member is the custodian, a trust on which you or a Family Member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a Family Member] on which you or a Family Member is the authorized signer);

      o     A trust established by you or a Family Member as grantor.

      Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement plan such as a 401(k) plan (see definition below) do not qualify for a cumulative quantity discount.

      If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer's brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial adviser at the time of your purchase (including at the time of any future purchase). If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund's transfer agent at the time of any purchase.

      If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial adviser or the Franklin Templeton Funds' transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial adviser and the Fund generally will not have that information.

      The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial adviser nor the Franklin Templeton Funds may have or maintain this information.

      An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

      2. LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative Quantity Discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial adviser when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to tell the Funds' transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the Statement of Additional Information for more LOI details.

      To sign up for these programs, complete the appropriate section of your account application.

2. Effective October 1, 2008, the second sentence of the section "Investments of $1 Million or More" is amended as follows:

      However, there is a 1% Contingent Deferred Sales Charge ("CDSC") for funds that have a maximum initial sales charge of 5.75%; for all other funds, the maximum CDSC will be 0.75%. The CDSC is assessed on any shares you redeem within 18 months of purchase.

3. The "Qualified Investors - Advisor Class" (and "Qualified Investors - Class Z" for Mutual Series funds) section is revised to include the following category of investor:

      o Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds." Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                               Not part of the semiannual report

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Franklin India Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


04/08                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON CHINA WORLD FUND

INVESTMENT MANAGER

Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

188 S2008 04/08


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.      N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/GALEN G. VETTER
 ------------------------------
Galen G. Vetter
Chief Executive Officer -
 Finance and Administration
Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
 -----------------------------
Galen G. Vetter
Chief Executive Officer -
 Finance and Administration
Date: April 28, 2008

By /s/LAURA F. FERGERSON
 ------------------------------
Laura F. Fergerson
Chief Financial Officer and
Chief Accounting Officer
Date: April 28, 2008